Commitments, liabilities and contingencies - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Disallowance of returned income with no impact on tax outflow	₨ 440
Unabsorbed losses or depreciation	0	₨ 0
Unused tax losses for which no deferred tax asset recognised	0
Commissioning Of Wind And Solar Energy Projects
Statement [Line Items]
Capital commitment	16,740	55,483
Financial gurantees given for renewable projects | PPA
Statement [Line Items]
Financial guarantees renewable projects	₨ 14,875	₨ 13,218